Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 391.0	[1]	$ 451.8
Transportation		17.9
Interest obligations		22.1
Office lease		30.8
Lease liability		12.7
Decommissioning liability		121.6
Total		596.1
2022 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	391.0
Transportation		3.6
Interest obligations		22.1
Office lease		10.0
Lease liability		4.1
Decommissioning liability		14.5
Total		445.3
2023 [member]
Disclosure of commitments and contingencies [line items]
Transportation		3.5
Office lease		10.0
Lease liability		2.9
Decommissioning liability		12.6
Total		29.0
2024 [member]
Disclosure of commitments and contingencies [line items]
Transportation		2.7
Office lease		10.0
Lease liability		0.4
Decommissioning liability		11.8
Total		24.9
2025 [member]
Disclosure of commitments and contingencies [line items]
Transportation		2.2
Office lease		0.8
Lease liability		0.1
Decommissioning liability		11.1
Total		14.2
2026 [member]
Disclosure of commitments and contingencies [line items]
Transportation		1.7
Lease liability		0.1
Decommissioning liability		10.4
Total		12.2
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Transportation		4.2
Lease liability		5.1
Decommissioning liability		61.2
Total		$ 70.5

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.